Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Techniques	The following table presents information about the Company’s derivative warrant liabilities and forward purchase agreement liability that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$115,000	$—	$—
Private Placement Warrants	—	124,005	—
Forward Purchase Agreement Liability	—	—	123,287
Total	$115,000	$124,005	$123,287
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$402,500	$—	$—
Private Placement Warrants	—	353,518	—
Forward Purchase Agreement Liability	—	—	285,567
Total	$402,500	$353,518	$285,567

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$402,500	$—	$—
Private Placement Warrants	—	353,518	—
Forward Purchase Agreement Liability	—	—	285,567
Total	$402,500	$353,518	$285,567
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$—	$—	$2,185,000
Private Placement Warrants	—	—	1,521,098
Forward Purchase Agreement Liability	—	—	1,726,908
Total	$—	$—	$5,433,006

Schedule of the Fair Value of the Forward Purchase Agreement Liability, Measured Using Level 3 Inputs	The change in the fair value of the forward purchase agreement liability, measured using level 3 inputs, for the six months ended June 30, 2023 and 2022, is summarized as follows
Forward purchase agreement liability – level 3, at January 1, 2022	$1,726,908
Change in fair value	161,031
Forward purchase agreement liability – level 3, at March 31, 2022	$1,887,939
Change in fair value	(110,823)
Forward purchase agreement liability – level 3, at June 30, 2022	$1,777,116

Forward purchase agreement liability – level 3, at January 1, 2023	$285,567
Change in fair value	5,444
Forward purchase agreement liability – level 3, at March 31, 2023	$291,011
Change in fair value	(167,724)
Forward purchase agreement liability – level 3, at June 30, 2023	$123,287

Derivative liabilities – level 3, at March 5, 2021 (inception)	$—
Issuance of public warrants, private placement warrants, forward purchase agreement – level 3	3,894,740
Change in fair value	1,538,266

Derivative liabilities – level 3, at December 31, 2021	$5,433,006
Transfer of public warrants to level 1 measurement	(2,185,000)
Transfer of private placement warrants to level 2 measurement	(1,521,098)
Change in fair value	(1,441,341)

Derivative liabilities – level 3, at December 31, 2022	$285,567

Schedule of the Company’s Liabilities That Are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2023:
Inputs	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$10.00
Volatility	6.9%	N/A
Expected term	5.81 years	0.81 year
Risk-free rate	3.98%	5.28%
Probability of acquisition	1.25%	1.25%
Dividend yield	0%	0%
Inputs	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$10.00
Volatility	4.6%	N/A
Expected term	5.06 years	0.06 year
Risk-free rate	3.91%	4.04%
Probability of acquisition	7.5%	7.5%
Dividend yield	0%	0%

Inputs	Public Warrants	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$11.50	$10.00
Volatility	6.5%	6.5%	6.5%
Expected term	5.75 years	5.75 years	0.75 year
Risk-free rate	1.33%	1.33%	0.09%
Probability of acquisition	100.0%	100.0%	100.0%
Dividend yield	0%	0%	0%
Inputs	Public Warrants	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$11.50	$10.00
Volatility	8.4%	8.4%	8.4%
Expected term	5.56 years	5.56 years	0.56 year
Risk-free rate	1.30%	1.30%	0.21%
Probability of acquisition	100.0%	100.0%	100.0%
Dividend yield	0%	0%	0%
Inputs	Public Warrants	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$11.50	$10.00
Volatility	4.6%	4.6%	5.2%
Expected term	5.06 years	5.06 years	0.06 year
Risk-free rate	3.91%	3.91%	4.04%
Probability of acquisition	7.5%	7.5%	7.5%
Dividend yield	0%	0%	0%

Schedule of the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis
	Private Placement warrants	Public Warrants	Total Warrant Liability	Forward Purchase Agreement
Fair value as of March 5, 2021 (inception)	$—	$—	$—	$—
Issuance of Public Warrants, Private Warrants upon IPO	1,014,065	1,380,000	2,394,065	—
Signing of Forward Purchase Agreement upon IPO	—	—	—	1,500,675
Change in fair value	507,033	805,000	1,312,033	226,233

Fair value as of December 31, 2021	$1,521,098	$2,185,000	$3,706,098	$1,726,908
Issuance of Private Warrants	80,500	—	80,500	—
Change in fair value	(1,248,080)	(1,782,500)	(3,030,580)	(1,441,341)

Fair value as of December 31, 2022	$353,518	$402,500	$756,018	$285,567